Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Investment Policies and Limitations" section.

Master Limited Partnerships.  A fund may invest in publicly traded master limited partnerships (“MLPs”). MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. MLPs generally have two classes of owners, the general partner and limited partners (or, if organized as a limited liability company, the managing member and members). When investing in an MLP, a fund intends to purchase publicly traded common units issued to limited partners of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating based predominately on the MLP’s financial performance, as well as changes in overall market conditions. Common units will be purchased in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. The owners of common units also have a limited ability to remove the general partner.

Investments in MLPs involve risks that differ from investments in common stocks, including risks related to the fact that, as noted above, investors have limited control of and limited rights to vote on matters affecting the MLP; risks related to potential conflicts of interest between the MLP and the MLP’s general partner; cash flow risks; dilution risks; risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price; and tax risks. The securities of certain MLPs may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. In other words, during periods of interest rate volatility, these investments may not provide attractive returns. In addition, if the tax treatment of an MLP changes, a fund’s after-tax return from its MLP investment could be materially reduced. In addition, MLPs may be subject to state or other taxation in certain jurisdictions, which may reduce the amount of distributions an MLP pays to its investors.

SDIB-16-01 1.796004.119	May 31, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
November 28, 2015
Prospectus

The following information replaces similar information in the first paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The Adviser defines real return as total return reduced by the expected impact of inflation. In seeking real return, the Adviser expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked derivative instruments and related investments, and REITs and other real estate related investments.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the commodity-linked derivative instruments and related investments category.

The following information replaces the similar information in the third paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to outperform the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2015, the Adviser was using the Bloomberg Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

The following information supplements information in the first paragraph under the heading "Description of Principal Security Types" found in the "Fund Basics" section.

Equity securities also include securities issued by MLPs.

The following information replaces the similar information in the third paragraph found under "Description of Principal Security Types" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-linked derivative instruments are indexed to a single commodity or basket of commodities. Commodity-linked derivative instruments may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks".

Master Limited Partnerships. MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. The fund will generally invest in common units of MLPs. Investments in securities issued by MLPs involve risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price, and tax risk.

MLP common unit holders may have a limited ability to elect the general partner or its directors or to remove an MLP’s general partner or managing member. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding shares of MLP common units. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parent or sponsor to satisfy its payments or obligations would impact the MLP’s revenues, cash flows, and ability to make distributions. The terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s length basis and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP common units, like other equity securities, are also subject to the risks resulting from stock market volatility, interest rate changes, industry exposure and issuer-specific changes.

The following information replaces the similar information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information supplements the information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund’s positions trade or of its clearing houses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

RRS-16-02 1.820982.120	May 31, 2016

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class I
January 29, 2016
Prospectus

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks. In normal market environments, the Adviser expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of equity securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the common stock category.

The following information supplements information found in the first paragraph under the heading "Description of Principal Security Types" under the "Investment Details" in the "Fund Basics" section.

Equity securities also include securities issued by MLPs.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks".

Master Limited Partnerships. MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. The fund will generally invest in common units of MLPs. Investments in securities issued by MLPs involve risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price, and tax risk.

MLP common unit holders may have a limited ability to elect the general partner or its directors or to remove an MLP’s general partner or managing member. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding shares of MLP common units. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parent or sponsor to satisfy its payments or obligations would impact the MLP’s revenues, cash flows, and ability to make distributions. The terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s length basis and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP common units, like other equity securities, are also subject to the risks resulting from stock market volatility, interest rate changes, industry exposure and issuer-specific changes.

ASDII-16-01 1.805078.124	May 31, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class B and Class C
November 28, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces the similar information in the first paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The Adviser defines real return as total return reduced by the expected impact of inflation. In seeking real return, the Adviser expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked derivative instruments and related investments, and REITs and other real estate related investments.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the commodity-linked derivative instruments and related investments category.

The following information replaces the similar information in the third paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to outperform the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2015, the Adviser was using the Bloomberg Commodity Index Total Return℠ to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

The following information supplements information in the first paragraph under the heading "Description of Principal Security Types" found in the "Fund Basics" section.

Equity securities also include securities issued by MLPs.

The following information replaces the similar information in the third paragraph found under "Description of Principal Security Types" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-linked derivative instruments are indexed to a single commodity or basket of commodities. Commodity-linked derivative instruments may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks".

Master Limited Partnerships. MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. The fund will generally invest in common units of MLPs. Investments in securities issued by MLPs involve risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price, and tax risk.

MLP common unit holders may have a limited ability to elect the general partner or its directors or to remove an MLP’s general partner or managing member. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding shares of MLP common units. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parent or sponsor to satisfy its payments or obligations would impact the MLP’s revenues, cash flows, and ability to make distributions. The terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s length basis and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP common units, like other equity securities, are also subject to the risks resulting from stock market volatility, interest rate changes, industry exposure and issuer-specific changes.

The following information replaces the similar information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information supplements the information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund’s positions trade or of its clearing houses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

ARRS-16-03 1.820981.127	May 31, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
Class I
November 28, 2015
Prospectus

The following information replaces the similar information in the first paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The Adviser defines real return as total return reduced by the expected impact of inflation. In seeking real return, the Adviser expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked derivative instruments and related investments, and REITs and other real estate related investments.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the commodity-linked derivative instruments and related investments category.

The following information replaces the similar information in the third paragraph found under "Principal Investment Strategies" under the heading "Investment Details" in the "Fund Basics" section.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked derivative instruments and related investments category includes commodity-linked notes, other commodity-linked derivative instruments, such as commodity futures and swaps, and commodity-related equity securities that seek to outperform the performance of an index chosen by the Adviser to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2015, the Adviser was using the Bloomberg Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

The following information supplements information in the first paragraph under the heading "Description of Principal Security Types" found in the "Fund Basics" section.

Equity securities also include securities issued by MLPs.

The following information replaces the similar information in the third paragraph found under "Description of Principal Security Types" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-linked derivative instruments are indexed to a single commodity or basket of commodities. Commodity-linked derivative instruments may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks".

Master Limited Partnerships. MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. The fund will generally invest in common units of MLPs. Investments in securities issued by MLPs involve risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price, and tax risk.

MLP common unit holders may have a limited ability to elect the general partner or its directors or to remove an MLP’s general partner or managing member. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding shares of MLP common units. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parent or sponsor to satisfy its payments or obligations would impact the MLP’s revenues, cash flows, and ability to make distributions. The terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s length basis and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP common units, like other equity securities, are also subject to the risks resulting from stock market volatility, interest rate changes, industry exposure and issuer-specific changes.

The following information replaces the similar information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of individual commodities and the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, and may be subject to the credit risks associated with the issuer or counterparty. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures. In addition, the regulatory and tax environment for commodity linked derivative instruments is evolving, and changes in the regulation or taxation of such investments may have a material adverse impact on the fund.

The following information supplements the information found under "Principal Investment Risks" under the heading "Investment Details" in the "Fund Basics" section.

Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund’s positions trade or of its clearing houses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular commodity futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. A commodity futures contract could also move to the daily limit for several consecutive trading days with little or no trading, thereby further prolonging the liquidation of positions and subjecting some holders of such futures contracts to additional losses. In extraordinary circumstances, a futures exchange or the applicable regulator could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract.

ARRSI-16-02 1.820980.125	May 31, 2016

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2016
Prospectus

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks. In normal market environments, the Adviser expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of equity securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the common stock category.

The following information supplements information found in the first paragraph under the heading "Description of Principal Security Types" under the "Investment Details" in the "Fund Basics" section.

Equity securities also include securities issued by MLPs.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks".

Master Limited Partnerships. MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. The fund will generally invest in common units of MLPs. Investments in securities issued by MLPs involve risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price, and tax risk.

MLP common unit holders may have a limited ability to elect the general partner or its directors or to remove an MLP’s general partner or managing member. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding shares of MLP common units. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parent or sponsor to satisfy its payments or obligations would impact the MLP’s revenues, cash flows, and ability to make distributions. The terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s length basis and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP common units, like other equity securities, are also subject to the risks resulting from stock market volatility, interest rate changes, industry exposure and issuer-specific changes.

SDI-16-01 1.791404.119	May 31, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
November 28, 2015
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Investment Policies and Limitations" section.

Master Limited Partnerships.  A fund may invest in publicly traded master limited partnerships (“MLPs”). MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. MLPs generally have two classes of owners, the general partner and limited partners (or, if organized as a limited liability company, the managing member and members). When investing in an MLP, a fund intends to purchase publicly traded common units issued to limited partners of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating based predominately on the MLP’s financial performance, as well as changes in overall market conditions. Common units will be purchased in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. The owners of common units also have a limited ability to remove the general partner.

Investments in MLPs involve risks that differ from investments in common stocks, including risks related to the fact that, as noted above, investors have limited control of and limited rights to vote on matters affecting the MLP; risks related to potential conflicts of interest between the MLP and the MLP’s general partner; cash flow risks; dilution risks; risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price; and tax risks. The securities of certain MLPs may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. In other words, during periods of interest rate volatility, these investments may not provide attractive returns. In addition, if the tax treatment of an MLP changes, a fund’s after-tax return from its MLP investment could be materially reduced. In addition, MLPs may be subject to state or other taxation in certain jurisdictions, which may reduce the amount of distributions an MLP pays to its investors.

RRSB-16-01 1.832410.121	May 31, 2016

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class T, Class B, Class C and Class I
January 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

The following information supplements information found in the "Investment Policies and Limitations " section.

Master Limited Partnerships.  A fund may invest in publicly traded master limited partnerships (“MLPs”). MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. MLPs generally have two classes of owners, the general partner and limited partners (or, if organized as a limited liability company, the managing member and members). When investing in an MLP, a fund intends to purchase publicly traded common units issued to limited partners of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating based predominately on the MLP’s financial performance, as well as changes in overall market conditions. Common units will be purchased in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. The owners of common units also have a limited ability to remove the general partner.

Investments in MLPs involve risks that differ from investments in common stocks, including risks related to the fact that, as noted above, investors have limited control of and limited rights to vote on matters affecting the MLP; risks related to potential conflicts of interest between the MLP and the MLP’s general partner; cash flow risks; dilution risks; risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price; and tax risks. The securities of certain MLPs may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. In other words, during periods of interest rate volatility, these investments may not provide attractive returns. In addition, if the tax treatment of an MLP changes, a fund’s after-tax return from its MLP investment could be materially reduced. In addition, MLPs may be subject to state or other taxation in certain jurisdictions, which may reduce the amount of distributions an MLP pays to its investors.

ASDI-ASDIIB-16-02 1.795998.118	May 31, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class B, Class C and Class I
November 28, 2015
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

The following information supplements information found in the "Investment Policies and Limitations" section.

Master Limited Partnerships.  A fund may invest in publicly traded master limited partnerships (“MLPs”). MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. MLPs generally have two classes of owners, the general partner and limited partners (or, if organized as a limited liability company, the managing member and members). When investing in an MLP, a fund intends to purchase publicly traded common units issued to limited partners of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating based predominately on the MLP’s financial performance, as well as changes in overall market conditions. Common units will be purchased in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. The owners of common units also have a limited ability to remove the general partner.

Investments in MLPs involve risks that differ from investments in common stocks, including risks related to the fact that, as noted above, investors have limited control of and limited rights to vote on matters affecting the MLP; risks related to potential conflicts of interest between the MLP and the MLP’s general partner; cash flow risks; dilution risks; risks related to the general partner’s right to require investors to sell their holdings at an undesirable time or price; and tax risks. The securities of certain MLPs may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. In other words, during periods of interest rate volatility, these investments may not provide attractive returns. In addition, if the tax treatment of an MLP changes, a fund’s after-tax return from its MLP investment could be materially reduced. In addition, MLPs may be subject to state or other taxation in certain jurisdictions, which may reduce the amount of distributions an MLP pays to its investors.

ARRS-ARRSIB-16-02 1.832411.124	May 31, 2016

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks. In normal market environments, the Adviser expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of equity securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the common stock category.

The following information supplements information found in the first paragraph under the heading "Description of Principal Security Types" under the "Investment Details" in the "Fund Basics" section.

Equity securities also include securities issued by MLPs.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks".

Master Limited Partnerships. MLPs are formed as limited partnerships or limited liability companies and are generally taxed as partnerships for U.S. federal income tax purposes (although some may elect to be taxed as corporations). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, shipping, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of natural resources. The fund will generally invest in common units of MLPs. Investments in securities issued by MLPs involve risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price, and tax risk.

MLP common unit holders may have a limited ability to elect the general partner or its directors or to remove an MLP’s general partner or managing member. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding shares of MLP common units. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parent or sponsor to satisfy its payments or obligations would impact the MLP’s revenues, cash flows, and ability to make distributions. The terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s length basis and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP common units, like other equity securities, are also subject to the risks resulting from stock market volatility, interest rate changes, industry exposure and issuer-specific changes.

ASDI-16-02 1.805077.126	May 31, 2016